091-19729 fm

For Internal Use Only
Sec File No. 9- 2015 AUG 21 PM 2:04

RECEIVED
SEC / MR

Submit 1 Original
and 9 Copies

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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

SEC
Mail Processing
Section
AUG 21 2015
Washington DC
404

15001223

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
   BATS Y-Exchange, Inc.
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
   See Attached.
3. Class of New Derivative Securities Product:
   See Attached.
4. Name of Underlying Instrument:
   See Attached.
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
   See Attached.
6. Ticker Symbol(s) of New Derivative Securities Product:
   See Attached.
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades: See Attached.
8. Settlement Methodology of New Derivative Securities Product:
   Trades Locked in at Exchange and settled at NSCC.
9. Position Limits of New Derivative Securities Product (if applicable):
   Not Applicable.

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
Anders Franzon

Title:
VP, Associate General Counsel

Telephone Number:
913-815-7154

Manual Signature of Official Responsible for Form:

Date:
August 20, 2015

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	AUG 21 2015

SEC 2449 (6-01)

ATTACHMENT TO FORM 19b-4(e)
FOR NEW DERIVATIVE SECURITIES PRODUCTS ("NDSPs") TRADED ON BATS Y-EXCHANGE, INC.
COMMENCING ON AUGUST 20, 2015

(6) Ticker Symbol	(2) Type of Issuer of NDSP	(3) Class of NDSP	(4) Name of Underlying Instrument	(7) Market(s) upon Which Securities Comprising Underlying Instrument Trades	(5) Broad or Narrow
JPNH	Trust	Investment Company Units	JPX-Nikkei 400 Net Total Return USD Hedged Index	World	Broad
DBAU	Trust	Investment Company Units	MSCI Australia US Dollar Hedged Index	World	Broad
DBES	Trust	Investment Company Units	MSCI EAFE Small Cap US Dollar Hedged Index	U.S.	Broad
DBIT	Trust	Investment Company Units	MSCI Italy 25/50 US Dollar Hedged Index	World	Broad
DBSE	Trust	Investment Company Units	MSCI Southern Europe US Dollar Hedged Index	World	Broad
DBSP	Trust	Investment Company Units	MSCI Spain 25/50 US Dollar Hedged Index	World	Broad
OASI	Trust	Investment Company Units	FTSE Developed Asia Pacific Qual/Vol/Yield Factor 5% Capped Index	World	Broad
OEUR	Trust	Investment Company Units	FTSE Developed Europe Qual/Vol/Yield Factor 5% Capped Index	World	Broad
CRAK	Trust	Investment Company Units	Market Vectors Global Oil Refiners Index	World	Broad
CLAW	Trust	Investment Company Units	Dow Jones U.S. Select Home Construction Index	U.S.	Broad
DPST	Trust	Investment Company Units	Solactive Regional Bank Index	U.S.	Broad

ATTACHMENT TO FORM 19b-4(e)
FOR NEW DERIVATIVE SECURITIES PRODUCTS ("NDSPs") TRADED ON BATS Y-EXCHANGE, INC.
COMMENCING ON AUGUST 20, 2015

(6) Ticker Symbol	(2) Type of Issuer of NDSP	(3) Class of NDSP	(4) Name of Underlying Instrument	(7) Market(s) upon Which Securities Comprising Underlying Instrument Trades	(5) Broad or Narrow
NAIL	Trust	Investment Company Units	Dow Jones U.S. Select Home Construction Index	U.S.	Broad
WDRW	Trust	Investment Company Units	Solactive Regional Bank Index	U.S.	Broad

BATS
Making Markets Better

RECEIVED
2015 AUG 21 PM 2:04
SEC / MR

SEC
Mail Processing
Section
AUG 21 2015
Washington DC
404

August 20, 2015

Ms. Gail Jackson
Mail Stop 6628
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE: Form 19b-4(e) – BATS Y-Exchange, Inc.

Ms. Jackson,

On behalf of BATS Y-Exchange, Inc., enclosed please find one (1) executed Form 19b-4(e) and 9 copies. The enclosed Form 19b-4(e) contains information regarding thirteen (13) derivative securities products that commenced trading on BATS Y-Exchange on August 20, 2015. Please contact me or Tami Schademann (913.815.7113) if you have any questions in connection with this matter.

Sincerely,

Anders Franzon
VP, Associate General Counsel
913.815.7154

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	AUG 21 2015